Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
REVENUES:
Total Revenues	$ 29,786	$ 19,683
EXPENSES:
Voyage expenses	2,205	492
Operating lease expenses	3,944
Bareboat charter hire expenses		3,115
Amortization of prepaid bareboat charter hire		828
Other vessel operating expenses	10,749	7,135
Vessel depreciation	5,305	3,002
Management fees-related parties	1,125	4,254
Dry-docking costs	455
General and administrative expenses	663	4,358
Operating (loss)/income	5,340	(3,501)
OTHER INCOME (EXPENSES):
Interest and finance costs (including $361 and $948, respectively to related party)	(7,909)	(3,350)
Gain on financial instruments, net (Note 11)	1,487	130
Equity gains in unconsolidated joint ventures	425	4
Interest income	29	98
Total other loss, net	(5,968)	(3,118)
Net loss	(628)	(6,619)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(9,339)
Less: Dividend equivalents on Series E Shares related to redemption value	(4,223)
Less: Dividend of Series E Shares	(1,029)
Net loss attributable to common shareholders	(15,219)	(6,619)
Common stock holders	(15,219)	(6,624)
Non-controlling interests		$ 5
Loss per common share, basic and diluted (Note 10) (in dollars per share)	$ (11.59)	$ (8.48)
Weighted average common shares outstanding, basic and diluted (in shares)	1,313,102	781,027
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts	$ (1,388)
Total other comprehensive loss	(1,388)
Total comprehensive loss	(16,607)	(6,619)
Time Charter Contracts [Member]
REVENUES:
Total Revenues	25,339	19,683
Time Charter - Related Parties [Member]
REVENUES:
Total Revenues	1,311
Voyage Charter [Member]
REVENUES:
Total Revenues	$ 3,136